The Company (FY)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company
Note 1 — The Company

Cleco is composed of the following:

•
Cleco Power, a regulated electric utility subsidiary, which owns 10 generating units with a total nameplate capacity of 3,360 MW and serves approximately 288,000 customers in Louisiana through its retail business and supplies wholesale power in Louisiana and Mississippi. Cleco Power also owns a 50% interest in an entity that owns lignite reserves. Cleco Power owns all of the outstanding membership interests in Cleco Katrina/Rita, a special purpose entity that is consolidated with Cleco Power in its financial statements.

•
Cleco Cajun, an unregulated electric utility subsidiary, which owns eight generating assets with a rated capacity of 3,555 MW and supplies wholesale power and capacity in Arkansas, Louisiana, and Texas. Cleco Cajun owns all of the outstanding membership interest in Cottonwood Energy. Upon the closing of the Cleco Cajun Transaction, Cottonwood Energy entered into the Cottonwood Sale Leaseback. For more information on the Cleco Cajun Transaction, see Note 3 — “Business Combinations.”

•	Cleco’s other operations consist of the following:

o	Cleco Holdings, a holding company,

o	Support Group, a shared services subsidiary,

o	Diversified Lands, an investment subsidiary, and

o	Attala and Perryville, two subsidiaries that owned and operated transmission interconnection facilities prior to the assets being sold by Cleco on December 29, 2017.